UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17th Street, Suite 1600

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and address of Agent for Service of Process)

Copies to:

Anthony H. Zacharski

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant's Telephone Number, including Area Code: 1-888-860-8686

Date of fiscal year end: September 30

Date of Reporting Period: December 31, 2018

Item 1. Schedule of Investments

Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	59,296	$15,526,065	3.18%
The Boeing Company	67,900	21,897,750	4.49
		37,423,815	7.67

Application Software
Adobe, Inc.*	69,814	15,794,719	3.24
salesforce.com, inc.*	202,149	27,688,349	5.68
		43,483,068	8.92

Biotechnology
Biogen Inc.*	45,874	13,804,404	2.83

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	366,048	30,780,977	6.31
Visa, Inc. - Cl. A	259,898	34,290,942	7.03
		65,071,919	13.34

Financial Exchanges & Data
Intercontinental Exchange, Inc.	126,875	9,557,494	1.96
S&P Global, Inc.	113,099	19,220,044	3.94
		28,777,538	5.90

Health Care Equipment
Intuitive Surgical, Inc.*	43,497	20,831,583	4.27

Interactive Media & Services
Alphabet, Inc. - Cl. A*	30,556	31,929,798	6.55
Facebook, Inc. - Cl. A*	151,418	19,849,385	4.07
		51,779,183	10.62

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	156,799	21,492,439	4.41
Amazon.com, Inc.*	22,583	33,918,988	6.95
		55,411,427	11.36

Managed Health Care
Anthem, Inc.	57,328	15,056,052	3.08
UnitedHealth Group, Inc.	89,614	22,324,640	4.58
		37,380,692	7.66

Movies & Entertainment
Netflix, Inc.*	37,755	10,105,503	2.07

Pharmaceuticals
Eli Lilly & Company	130,364	$15,085,722	3.09%

Regional Banks
First Republic Bank	129,829	11,282,140	2.31

Restaurants
McDonald's Corporation	92,001	16,336,618	3.35

Soft Drinks
Monster Beverage Corporation*	250,728	12,340,832	2.53

Specialty Chemicals
The Sherwin-Williams Company	55,469	21,824,833	4.48

Systems Software
Microsoft Corporation	200,651	20,380,122	4.18

Technology Hardware, Storage & Peripherals
Apple, Inc.	99,845	15,749,550	3.23

TOTAL COMMON STOCKS (Cost $348,807,543)		477,068,949	97.81

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.013%	14,627,431	14,627,431	3.00

TOTAL SHORT-TERM INVESTMENTS (Cost $14,627,431)		14,627,431	3.00

TOTAL INVESTMENTS (Cost $363,434,974)		491,696,380	100.81

Liabilities, Less Cash and Other Assets		(3,967,062)	(0.81)

NET ASSETS		$487,729,318	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	25,976	$6,801,556	2.98%
Raytheon Company	31,428	4,819,484	2.11
The Boeing Company	12,213	3,938,692	1.72
		15,559,732	6.81

Application Software
Adobe, Inc.*	33,487	7,576,099	3.31
salesforce.com, inc.*	72,722	9,960,732	4.36
The Ultimate Software Group, Inc.*	14,080	3,447,770	1.51
		20,984,601	9.18

Biotechnology
Biogen Inc.*	17,556	5,282,952	2.31

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	106,064	8,918,922	3.90
Visa, Inc. - Cl. A	90,543	11,946,243	5.23
Worldpay, Inc. - Cl. A*	61,456	4,697,082	2.05
		25,562,247	11.18

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,546	5,394,868	2.36

Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	4,337,426	1.90
S&P Global, Inc.	20,970	3,563,642	1.56
		7,901,068	3.46

Health Care Equipment
Intuitive Surgical, Inc.*	6,123	2,932,427	1.28

Interactive Home Entertainment
Take-Two Interactive Software, Inc.*	30,982	3,189,287	1.39

Interactive Media & Services
Alphabet, Inc. - Cl. A*	13,403	14,005,599	6.12
Facebook, Inc. - Cl. A*	54,198	7,104,816	3.11
Tencent Holdings Ltd.	147,100	5,898,652	2.58
		27,009,067	11.81

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	56,049	7,682,637	3.36

Amazon.com, Inc.*	9,266	$13,917,254	6.09%
		21,599,891	9.45

Managed Health Care
Anthem, Inc.	23,056	6,055,197	2.65
UnitedHealth Group, Inc.	34,836	8,678,345	3.79
		14,733,542	6.44

Movies & Entertainment
Netflix, Inc.*	18,116	4,848,929	2.12
The Walt Disney Company	38,693	4,242,687	1.86
		9,091,616	3.98

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	24,751	5,053,659	2.21

Pharmaceuticals
Eli Lilly & Company	37,346	4,321,679	1.89
Zoetis, Inc.	94,413	8,076,088	3.53
		12,397,767	5.42

Regional Banks
First Republic Bank	49,589	4,309,284	1.88

Restaurants
McDonald's Corporation	33,167	5,889,464	2.58

Soft Drinks
Monster Beverage Corporation*	94,033	4,628,304	2.02

Specialized REITs
Crown Castle International Corp.	68,703	7,463,207	3.26

Specialty Chemicals
The Sherwin-Williams Company	18,996	7,474,166	3.27

Specialty Stores
Ulta Beauty, Inc.*	18,735	4,587,077	2.01

Systems Software
Microsoft Corporation	81,265	8,254,086	3.61

Technology Hardware, Storage & Peripherals
Apple, Inc.	45,629	7,197,519	3.15

TOTAL COMMON STOCKS (Cost $162,120,666)		226,495,831	99.06

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.012%	3,726,205	3,726,205	1.63

TOTAL SHORT-TERM INVESTMENTS (Cost $3,726,205)		3,726,205	1.63

TOTAL INVESTMENTS (Cost $165,846,871)	$230,222,036	100.69%

Liabilities, Less Cash and Other Assets	(1,573,430)	(0.69)

NET ASSETS	$228,648,606	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	29,301	$2,270,242	1.01%

Apparel Retail
Burlington Stores, Inc.*	41,670	6,778,459	3.00

Apparel, Accessories & Luxury Goods
Under Armour, Inc. - Cl. A*	73,208	1,293,585	0.57

Application Software
Atlassian Corporation PLC - Cl. A*	28,633	2,547,764	1.13
Constellation Software, Inc.	5,549	3,551,897	1.57
Guidewire Software, Inc.*	60,461	4,850,786	2.15
PTC, Inc.*	71,905	5,960,925	2.64
RealPage, Inc.*	35,990	1,734,358	0.77
The Descartes Systems Group, Inc.*	120,500	3,180,204	1.41
The Ultimate Software Group, Inc.*	16,957	4,152,261	1.84
		25,978,195	11.51

Automotive Retail
O'Reilly Automotive, Inc.*	16,990	5,850,167	2.59

Biotechnology
Exact Sciences Corporation*	28,826	1,818,921	0.81

Building Products
A.O. Smith Corporation	70,122	2,994,209	1.33

Construction Materials
Vulcan Materials Company	40,483	3,999,720	1.77

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	50,174	4,829,247	2.14
FleetCor Technologies, Inc.*	24,639	4,575,955	2.03
Mastercard, Inc. - Cl. A	30,709	5,793,253	2.57
Worldpay, Inc. - Cl. A*	87,548	6,691,294	2.96
		21,889,749	9.70

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,287	5,353,215	2.37

Diversified Support Services
Healthcare Services Group, Inc.	116,282	4,672,211	2.07

Electrical Components & Equipment
AMETEK, Inc.	70,010	4,739,677	2.10

Electronic Equipment & Instruments
Cognex Corporation	83,921	$3,245,225	1.44%
Novanta, Inc.*	44,786	2,821,518	1.25
		6,066,743	2.69

General Merchandise Stores
Ollie's Bargain Outlet Holdings, Inc.*	48,511	3,226,467	1.43

Health Care Equipment
ABIOMED, Inc.*	5,943	1,931,713	0.86
IDEXX Laboratories, Inc.*	18,011	3,350,406	1.48
Intuitive Surgical, Inc.*	14,642	7,012,347	3.11
LivaNova PLC*	27,191	2,487,161	1.10
Teleflex, Inc.	25,486	6,587,621	2.92
		21,369,248	9.47

Health Care Supplies
The Cooper Companies, Inc.	17,319	4,407,686	1.95

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	87,410	3,705,310	1.64

Industrial Machinery
RBC Bearings, Inc.*	13,862	1,817,308	0.81

Interactive Home Entertainment
Take-Two Interactive Software, Inc.*	51,509	5,302,336	2.35

IT Consulting & Other Services
Gartner, Inc.*	45,103	5,765,968	2.56

Leisure Facilities
Vail Resorts, Inc.	16,648	3,509,731	1.56

Metal & Glass Containers
Ball Corporation	91,829	4,222,297	1.87

Pharmaceuticals
Elanco Animal Health, Inc.*	39,252	1,237,616	0.55
GW Pharmaceuticals PLC ADR*	25,823	2,514,902	1.11
		3,752,518	1.66

Railroads
Genesee & Wyoming, Inc. - Cl. A*	35,533	2,630,153	1.17

Real Estate Services
FirstService Corporation	40,800	2,799,994	1.24

Regional Banks
First Republic Bank	76,842	6,677,570	2.96
Signature Bank	39,099	4,019,768	1.78
		10,697,338	4.74

Research & Consulting Services
CoStar Group, Inc.*	19,455	6,562,950	2.91
Verisk Analytics, Inc.*	55,173	6,016,064	2.67
		12,579,014	5.58

Restaurants
Domino's Pizza, Inc.	16,364	$4,058,108	1.80%

Semiconductor Equipment
Lam Research Corporation	28,125	3,829,781	1.70

Soft Drinks
Monster Beverage Corporation*	93,368	4,595,573	2.04

Specialized Consumer Services
frontdoor, Inc.*	37,614	1,000,909	0.44
ServiceMaster Global Holdings, Inc.*	75,229	2,763,913	1.23
		3,764,822	1.67

Specialized REITs
SBA Communications Corporation - Cl. A*	40,098	6,491,465	2.88

Specialty Chemicals
The Sherwin-Williams Company	15,007	5,904,654	2.62

TOTAL COMMON STOCKS (Cost $199,154,253)		208,134,864	92.26

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.012%	18,280,558	18,280,558	8.10

TOTAL SHORT-TERM INVESTMENTS (Cost $18,280,558)		18,280,558	8.10

TOTAL INVESTMENTS (Cost $217,434,811)		226,415,422	100.36

Liabilities, Less Cash and Other Assets		(817,932)	(0.36)

NET ASSETS		$225,597,490	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2018
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	7,338	$705,895	1.46%
BAE Systems PLC	40,000	234,118	0.48
		940,013	1.94

Airlines
Ryanair Holdings PLC Spon. ADR*	14,558	1,038,568	2.14

Application Software
Constellation Software, Inc.	1,052	673,382	1.39
SAP S.E.	7,472	744,211	1.54
		1,417,593	2.93

Asset Management & Custody Banks
Burford Capital Ltd.	22,747	480,129	0.99
Hargreaves Lansdown PLC	27,906	657,671	1.36
Julius Baer Group Ltd.	27,646	984,725	2.03
		2,122,525	4.38

Brewers
Anheuser-Busch InBev S.A./N.V.	10,028	662,949	1.37

Casinos & Gaming
MGM China Holdings Ltd.	286,400	480,595	0.99

Consumer Electronics
Sony Corporation	17,300	840,653	1.73

Data Processing & Outsourced Services
Pagseguro Digital Ltd. - Cl. A*	18,456	345,681	0.71
Wirecard A.G.	7,857	1,195,486	2.47
Worldpay, Inc. - Cl. A*	22,340	1,707,446	3.52
		3,248,613	6.70

Distillers & Vintners
Diageo PLC	14,440	514,426	1.06

Diversified Banks
BAWAG Group A.G.	12,406	509,436	1.05
HDFC Bank Ltd. ADR	5,879	609,006	1.26
ING Groep N.V.	44,063	475,065	0.98
Sumitomo Mitsui Financial Group, Inc.	25,600	851,348	1.76
		2,444,855	5.05

Electronic Equipment & Instruments
Keyence Corporation	300	$152,402	0.31%

Financial Exchanges & Data
Bolsa Mexicana de Valores S.A.B. de C.V.	240,926	410,703	0.85
Deutsche Boerse A.G.	12,170	1,463,399	3.02
		1,874,102	3.87

General Merchandise Stores
B&M European Value Retail S.A.	120,754	433,265	0.90
Dollarama, Inc.	26,762	636,509	1.31
		1,069,774	2.21

Health Care Equipment
Koninklijke Philips N.V.	45,417	1,609,489	3.32

Human Resource & Employment Services
Recruit Holdings Company Ltd.	20,500	497,981	1.03

Industrial Machinery
FANUC Corporation	3,400	517,111	1.07
MISUMI Group, Inc.	49,200	1,040,964	2.15
		1,558,075	3.22

Integrated Telecommunication Services
Cellnex Telecom SA	22,890	587,205	1.21
Orange S.A.	50,360	816,743	1.69
		1,403,948	2.90

Interactive Home Entertainment
Nintendo Co., Ltd.	2,800	748,123	1.54
Ubisoft Entertainment S.A.*	12,752	1,029,755	2.13
		1,777,878	3.67

Interactive Media & Services
Facebook, Inc. - Cl. A*	6,915	906,487	1.87
Scout24 A.G.	29,707	1,366,917	2.82
Tencent Holdings Ltd.	47,100	1,888,692	3.90
		4,162,096	8.59

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	14,568	1,996,836	4.12
Just Eat PLC*	77,297	578,131	1.19
MakeMyTrip Ltd.*	23,860	580,514	1.20
ZOZO, Inc.	24,900	456,631	0.94
		3,612,112	7.45

IT Consulting & Other Services
Altran Technologies S.A.	101,968	818,393	1.69
InterXion Holding N.V.*	35,151	1,903,778	3.93
		2,722,171	5.62

Life Sciences Tools & Services
Eurofins Scientific S.E.	3,449	1,288,251	2.66

QIAGEN N.V.*	24,767	$853,223	1.76%
		2,141,474	4.42

Packaged Foods & Meats
Nestlé S.A.	9,502	771,451	1.59

Personal Products
Unilever PLC	9,515	498,271	1.03

Pharmaceuticals
Bayer A.G.	12,362	857,757	1.77
Dechra Pharmaceuticals PLC	41,366	1,091,410	2.25
GW Pharmaceuticals PLC ADR*	3,364	327,620	0.68
Novartis AG	5,864	501,384	1.03
		2,778,171	5.73

Real Estate Operating Companies
Aroundtown S.A.	177,259	1,466,342	3.03

Research & Consulting Services
Experian PLC	10,864	263,790	0.54

Restaurants
Domino's Pizza Enterprises Ltd.	21,623	619,106	1.28
Domino's Pizza Group PLC	216,504	643,253	1.32
		1,262,359	2.60

Semiconductor Equipment
Applied Materials, Inc.	10,551	345,440	0.71
ASML Holding N.V.	10,028	1,575,910	3.25
		1,921,350	3.96

Wireless Telecommunication Services
SoftBank Group Corporation	8,500	566,512	1.17

TOTAL COMMON STOCKS (Cost $45,448,756)		45,820,538	94.55

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.012%	2,755,215	2,755,215	5.69

TOTAL SHORT-TERM INVESTMENTS (Cost $2,755,215)		2,755,215	5.69

TOTAL INVESTMENTS (Cost $48,203,971)		48,575,753	100.24

Liabilities, Less Cash and Other Assets		(118,605)	(0.24)

NET ASSETS		$48,457,148	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY
Country	Market Value	Percent of Investment Securities
Australia	$619,106	1.27%
Austria	509,436	1.05
Belgium	662,949	1.36
Brazil	345,681	0.71
Canada	1,309,891	2.70
China/Hong Kong	4,366,123	8.99
France	4,659,037	9.59
Germany	7,094,112	14.60
India	1,189,520	2.45
Ireland	1,038,568	2.14
Japan	5,671,725	11.68
Mexico	410,703	0.85
Netherlands	6,417,465	13.21
Spain	587,205	1.21
Switzerland	2,257,560	4.65
United Kingdom	5,241,955	10.79
United States(1)	6,194,717	12.75
	$48,575,753	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	72,083	$6,934,179	3.23%
Lockheed Martin Corporation	12,600	3,299,184	1.54
		10,233,363	4.77

Airlines
Ryanair Holdings PLC Spon. ADR*	42,962	3,064,909	1.43

Apparel Retail
Industria de Diseno Textil S.A.	302,282	7,740,688	3.61

Apparel, Accessories & Luxury Goods
Hermes International	17,798	9,886,067	4.61
lululemon athletica, inc.*	36,008	4,378,933	2.04
		14,265,000	6.65

Application Software
Atlassian Corporation PLC - Cl. A*	48,987	4,358,863	2.03
salesforce.com, inc.*	53,212	7,288,448	3.40
The Ultimate Software Group, Inc.*	13,215	3,235,957	1.51
		14,883,268	6.94

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	864,873	7,603,665	3.55

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	60,407	7,970,100	3.72
Wirecard A.G.	51,642	7,857,617	3.66
		15,827,717	7.38

Financial Exchanges & Data
S&P Global, Inc.	17,967	3,053,312	1.43

Health Care Equipment
Intuitive Surgical, Inc.*	15,293	7,324,124	3.42

Interactive Home Entertainment
Nintendo Co., Ltd.	15,000	4,007,801	1.87
Ubisoft Entertainment S.A.*	26,299	2,123,708	0.99
		6,131,509	2.86

Interactive Media & Services
Alphabet, Inc. - Cl. A*	9,525	9,953,244	4.64
Facebook, Inc. - Cl. A*	52,803	6,921,945	3.23

Tencent Holdings Ltd.	146,200	$5,862,563	2.74%
		22,737,752	10.61

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	45,010	6,169,521	2.88
Amazon.com, Inc.*	7,294	10,955,369	5.11
		17,124,890	7.99

IT Consulting & Other Services
InterXion Holding N.V.*	150,054	8,126,925	3.79

Managed Health Care
UnitedHealth Group, Inc.	33,161	8,261,068	3.85

Movies & Entertainment
Netflix, Inc.*	15,890	4,253,117	1.98

Pharmaceuticals
GW Pharmaceuticals PLC ADR*	19,541	1,903,098	0.89

Real Estate Operating Companies
Aroundtown S.A.	562,363	4,652,042	2.17

Restaurants
Domino's Pizza Enterprises Ltd.	224,224	6,419,942	2.99
Domino's Pizza, Inc.	22,603	5,605,318	2.62
McDonald's Corporation	24,585	4,365,558	2.04
		16,390,818	7.65

Soft Drinks
Monster Beverage Corporation*	110,162	5,422,174	2.53

Specialty Chemicals
The Sherwin-Williams Company	18,413	7,244,779	3.38

Systems Software
Microsoft Corporation	81,058	8,233,061	3.84

Technology Hardware, Storage & Peripherals
Apple, Inc.	43,788	6,907,119	3.22

TOTAL COMMON STOCKS (Cost $188,691,922)		201,384,398	93.94

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.012%	14,203,160	14,203,160	6.62

TOTAL SHORT-TERM INVESTMENTS (Cost $14,203,160)		14,203,160	6.62

TOTAL INVESTMENTS (Cost $202,895,082)	$215,587,558	100.56%

Liabilities, Less Cash and Other Assets	(1,191,001)	(0.56)

NET ASSETS	$214,396,557	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY
Country	Market Value	Percent of Investment Securities
Australia	$10,778,805	5.00%
China/Hong Kong	12,032,084	5.58
France	18,943,954	8.79
Germany	12,509,659	5.80
Ireland	3,064,909	1.42
Japan	4,007,801	1.86
Netherlands	8,126,925	3.77
Spain	7,740,688	3.59
Sweden	7,603,665	3.53
United Kingdom	1,903,098	0.88
United States(1)	128,875,970	59.78
	$215,587,558	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2018:

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communications Services	$61,884,686	$-	$-	$61,884,686
Consumer Discretionary	71,748,045	-	-	71,748,045
Consumer Staples	12,340,832	-	-	12,340,832
Financials	40,059,678	-	-	40,059,678
Health Care	87,102,401	-	-	87,102,401
Industrials	37,423,815	-	-	37,423,815
Information Technology	144,684,659	-	-	144,684,659
Materials	21,824,833	-	-	21,824,833
Short-term Investments	14,627,431	-	-	14,627,431
				$491,696,380

Marsico Growth Fund
Assets
Common Stocks
Communications Services	39,289,970	-	-	39,289,970
Consumer Discretionary	32,076,432	-	-	32,076,432
Consumer Staples	10,023,172	-	-	10,023,172
Financials	17,264,011	-	-	17,264,011
Health Care	35,346,688	-	-	35,346,688
Industrials	15,559,732	-	-	15,559,732
Information Technology	61,998,453	-	-	61,998,453
Materials	7,474,166	-	-	7,474,166
Real Estate	7,463,207	-	-	7,463,207
Short-term Investments	3,726,205	-	-	3,726,205
				$230,222,036

Marsico 21st Century Fund
Assets
Common Stocks
Communications Services	5,302,336	-	-	5,302,336
Consumer Discretionary	32,186,649	-	-	32,186,649
Consumer Staples	9,948,788	-	-	9,948,788
Financials	10,697,338	-	-	10,697,338
Health Care	31,348,373	-	-	31,348,373
Industrials	31,702,814	-	-	31,702,814
Information Technology	63,530,436	-	-	63,530,436
Materials	14,126,671	-	-	14,126,671
Real Estate	9,291,459	-	-	9,291,459
Short-term Investments	18,280,558	-	-	18,280,558
				$226,415,422

Marsico International Opportunities Fund
Assets
Common Stocks
Communications Services	$7,910,434	$-	$-	$7,910,434
Consumer Discretionary	7,265,493	-	-	7,265,493
Consumer Staples	2,447,097	-	-	2,447,097
Financials	6,441,482	-	-	6,441,482
Health Care	6,529,134	-	-	6,529,134
Industrials	4,298,427	-	-	4,298,427
Information Technology	9,462,129	-	-	9,462,129
Real Estate	1,466,342	-	-	1,466,342
Short-term Investments	2,755,215	-	-	2,755,215
				$48,575,753

Marsico Global Fund
Assets
Common Stocks
Communications Services	33,122,378	-	-	33,122,378
Consumer Discretionary	55,521,396	-	-	55,521,396
Consumer Staples	5,422,174	-	-	5,422,174
Financials	3,053,312	-	-	3,053,312
Health Care	17,488,290	-	-	17,488,290
Industrials	13,298,272	-	-	13,298,272
Information Technology	61,581,755	-	-	61,581,755
Materials	7,244,779	-	-	7,244,779
Real Estate	4,652,042	-	-	4,652,042
Short-term Investments	14,203,160	-	-	14,203,160
				$215,587,558

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2015-2018 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2018, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Global Fund
Cost of Investments	$363,733,948	$165,779,187	$217,454,135	$48,608,774	$204,267,070

Gross Unrealized Appreciation	$147,267,926	$71,856,539	$26,308,365	$5,817,297	$29,775,239
Gross Unrealized Depreciation	(19,305,494)	(7,413,690)	(17,347,078)	(5,850,318)	(18,454,751)

Net Unrealized Appreciation (Depreciation) on Investments	$127,962,432	$64,442,849	$8,961,287	$(33,021)	$11,320,488

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)

Date:	February 27, 2019

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer (Principal Financial Officer)

Date:	February 27, 2019